Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document Information [Line Items]
Entity Registrant Name	Avinger Inc
Entity Central Index Key	0001506928
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Small Business	true
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1